Income Tax - Summary of deferred tax assets and deferred tax liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	$ 41,076,084	$ 22,853,172
Deferred Tax Liabilities	85,496,430	63,527,165
Net deferred tax liabilities	44,420,346	40,673,993	$ 37,605,799
Allowances for contingencies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	1,710,376	2,790,085
Provisions and employee benefit [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	5,682,945	4,819,092
Lease [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	1,816,255	1,038,052
Loans and other financing and debt securities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	25,984,554	11,732,977
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	5,259,223	2,278,370
Deferred Tax Liabilities	5,636,416	454,475
Property, plant and equipment [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	41,254,233	34,560,134
Intangible asset [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	22,936,686	18,880,518
Investments in other companies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	622,731	194,596
Tax effects on forward sales [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	$ 15,669,095	$ 9,632,038